Note 12 - Deferred Share Units (Tables)	12 Months Ended
Nov. 30, 2017
Deferred Compensation Arrangements Disclosure [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity
	November 30, 2017		November 30, 2016		November 30, 2015
	$	shares	$	shares	$	shares
Additional paid in capital	30,355	17,388	31,628	16,741	29,056	10,993
Accrued liability	7,562	8,660	7,261	2,356	8,051	4,272